Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Mortgage Servicing Rights [Member]
Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs
Beginning Balance	$ 0	$ 263
Total realized and unrealized gains (losses):
Included in net income	0	(263)
Ending Balance	0	0
Commitments to originate loans [Member]
Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs
Beginning Balance	360	1,547
Total realized and unrealized gains (losses):
Included in net income	1,687	(1,187)
Ending Balance	2,047	360
Forward sales commitments [Member]
Reconciliation of beginning and ending balance of recurring fair value using significant unobservable inputs
Beginning Balance	1,328	(240)
Total realized and unrealized gains (losses):
Included in net income	733	1,568
Ending Balance	$ 2,061	$ 1,328